SCHEDULE I - Parent Company Information - Guarantees and Restrictions (Details) $ in Thousands	12 Months Ended
Dec. 29, 2016 USD ($)
ABL Facility
Condensed Financial Statements, Captions [Line Items]
Outstanding letters of credit	$ 10,119
Floor and Decor Outlets of America, Inc. | ABL Facility
Condensed Financial Statements, Captions [Line Items]
Outstanding balance	50,000
Outstanding letters of credit	10,119
Floor and Decor Outlets of America, Inc. | Term Loan Facility
Condensed Financial Statements, Captions [Line Items]
Outstanding balance	$ 350,000